CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders’ (deficit) equity
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized (in shares)	0	114,164,600	114,164,600
Preferred stock, shares issued (in shares)	0	114,164,600	114,164,600
Preferred stock, shares outstanding (in shares)	0	114,164,600	114,164,600
Preferred stock, liquidation value		$ 384,502	$ 384,502
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	0	176,000,000	176,000,000
Common stock, shares issued (in shares)	0	42,279,000	42,087,280
Common stock, shares outstanding (in shares)	0	42,279,000	42,087,280
Cash and cash equivalents	$ 257,056	$ 85,582	$ 48,864
Common Stock, Class A
Stockholders’ (deficit) equity
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	1,000,000,000	0	0
Common stock, shares issued (in shares)	11,709,402	0	0
Common stock, shares outstanding (in shares)	11,709,402	0	0
Common Stock, Class B
Stockholders’ (deficit) equity
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized (in shares)	500,000,000	0	0
Common stock, shares issued (in shares)	157,697,645	0	0
Common stock, shares outstanding (in shares)	157,697,645	0	0